Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Oct. 31, 2022	Jul. 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Mar. 02, 2020	Jan. 31, 2020	Oct. 31, 2019	Jul. 31, 2019	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018	Jul. 31, 2018	Apr. 30, 2018	Jan. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	Jan. 31, 2017	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014
MSCI World Index Net
Account Value [Line Items]
Account Value	$ 17,727	$ 17,303	$ 15,952	$ 15,399	$ 13,261	$ 14,622	$ 13,475	$ 13,162	$ 12,003	$ 12,885	$ 13,060	$ 14,222	$ 14,724	$ 14,185	$ 13,536	$ 12,205	$ 10,485	$ 10,502	$ 9,314	$ 10,000
MSCI World Index Net
Account Value [Line Items]
Account Value	1,271,551	1,241,150	1,144,242	1,104,554	951,202	1,048,844	966,534	944,107	860,962	924,242	936,754	1,020,136	1,056,121	1,017,483	970,911	875,429	752,090	753,284	668,092		$ 758,253	$ 720,637	$ 702,479	$ 695,960	$ 644,047	$ 639,465	$ 677,931	$ 653,616	$ 689,139	$ 632,146	$ 605,948	$ 577,305	$ 547,691	$ 514,883	$ 521,836	$ 503,529	$ 467,666	$ 508,856	$ 524,241	$ 525,447	$ 492,704	$ 500,000
MSCI World Value Index Net
Account Value [Line Items]
Account Value	15,828	15,470	14,437	13,940	12,286	13,462	12,823	13,050	11,920	12,251	12,591	13,170	13,008	12,624	12,361	10,827	9,184	9,331	8,790	$ 10,000
MSCI World Value Index Net
Account Value [Line Items]
Account Value	$ 968,509	$ 946,581	$ 883,376	$ 852,929	$ 751,742	$ 823,705	$ 784,611	$ 798,509	$ 729,387	$ 749,614	$ 770,428	$ 805,813	$ 795,925	$ 772,457	$ 756,365	$ 662,485	$ 561,923	$ 570,914	$ 537,852		$ 657,312	$ 644,021	$ 626,753	$ 630,505	$ 596,158	$ 593,487	$ 624,318	$ 611,551	$ 649,977	$ 602,127	$ 583,404	$ 557,996	$ 539,460	$ 500,826	$ 498,735	$ 485,811	$ 446,762	$ 487,598	$ 503,340	$ 514,400	$ 483,619	$ 500,000